Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2014	468,546
2015	446,855
2016	417,343
2017	371,709
2018	198,759
2019 and thereafter	429,611
2,332,823